Significant Accounting Policies - Computer Software (Details) - Computer software	12 Months Ended
Dec. 31, 2017
Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years